FINANCING RECEIVABLES - Net of Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing receivables
Financing receivables, net, current	$ 21,721	$ 19,006
Financing receivables, net, noncurrent	9,550	9,021
Lease receivables
Financing receivables
Financing receivables, net, current	2,900	2,909
Financing receivables, net, noncurrent	4,320	3,950
Sales-type and direct financing leases, unguaranteed residual value	630	585
Sales-type and direct financing leases, unearned income	535	513
Allowance for credit losses	$ 103	133	$ 213
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2018	43.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2019	27.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2020	18.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2021	9.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2022 and beyond	3.00%
Lease receivables | Minimum
Financing receivables
Financing receivable, payment terms	2 years
Lease receivables | Maximum
Financing receivables
Financing receivable, payment terms	6 years
Commercial financing receivables
Financing receivables
Financing receivables, net, current	$ 11,596	9,706
Allowance for credit losses	$ 21	28
Commercial financing receivables | Minimum
Financing receivables
Financing receivable, payment terms	30 days
Commercial financing receivables | Maximum
Financing receivables
Financing receivable, payment terms	90 days
Loan receivables
Financing receivables
Financing receivables, net, current	$ 7,226	6,390
Financing receivables, net, noncurrent	5,230	5,071
Allowance for credit losses	$ 211	$ 276	$ 377
Loan receivables | Maximum
Financing receivables
Financing receivable, payment terms	7 years